T. ROWE PRICE MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT PORTFOLIO
November 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED			4.50%, 5/25/50	698	107
SECURITIES 107.8%			Federal Home Loan Mortgage, UMBS
			3.00%, 5/1/31 - 6/1/50	4,009	4,242
U. S. GOVERNMENT AGENCY OBLIGATIONS 82.9% (1)			3.50%, 5/1/31 - 3/1/48	1,587	1,718
Federal Home Loan Mortgage			4.00%, 1/1/50 - 2/1/50	1,846	1,973
2.50%, 4/1/30	102	108	4.50%, 5/1/50	300	325
3.00%, 4/1/22 - 2/1/47	1,429	1,515	5.00%, 12/1/41	229	266
3.50%, 12/1/41 - 6/1/43	912	992	Federal National Mortgage Assn.
4.00%, 8/1/40 - 12/1/41	678	742	3.50%, 6/1/42 - 5/1/46	2,044	2,216
4.50%, 9/1/23 - 5/1/42	444	495	4.00%, 11/1/40	585	637
5.00%, 11/1/33 - 12/1/40	211	246	Federal National Mortgage Assn. , ARM
			12M USD LIBOR + 1.70%, 2.20%,
5.50%, 6/1/22 - 10/1/38	120	142	11/1/37	5	5
6.00%, 8/1/21 - 10/1/39	54	64	12M USD LIBOR + 1.888%,
6.50%, 9/1/34 - 9/1/39	64	74	2.637%, 8/1/36	3	3
Federal Home Loan Mortgage, ARM			12M USD LIBOR + 1.34%, 3.34%,
1Y CMT + 2.25%, 2.746%, 10/1/36	1	1	12/1/35	1	1
12M USD LIBOR + 1.744%,			Federal National Mortgage Assn. ,
3.189%, 6/1/37	3	3	CMO, 4.00%, 6/25/44	155	159
12M USD LIBOR + 1.625%, 3.47%,			Federal National Mortgage Assn. , CMO, ARM
4/1/37	2	2	1M USD LIBOR + 0.25%, 0.399%,
12M USD LIBOR + 1.734%,			8/27/36	29	28
3.747%, 2/1/37	1	1	1M USD LIBOR + 0.25%, 0.40%,
1Y CMT + 2.245%, 3.772%, 1/1/36	1	1	7/25/35	15	15
12M USD LIBOR + 1.831%, 3.88%,			1M USD LIBOR + 0.30%, 0.45%,
1/1/37	1	1	7/25/36 - 11/25/47	748	750
12M USD LIBOR + 2.029%,			1M USD LIBOR + 0.40%, 0.55%,
4.049%, 11/1/36	1	1	1/25/49	41	41
12M USD LIBOR + 1.929%,			1M USD LIBOR + 0.45%, 0.60%,
4.073%, 12/1/36	1	1	3/25/47	87	87
1Y CMT + 2.347%, 4.097%,			1M USD LIBOR + 0.50%, 0.65%,
11/1/34	13	13	5/25/46 - 9/25/46	528	532
12M USD LIBOR + 2.191%,			1M USD LIBOR + 1.00%, 1.15%,
4.191%, 2/1/37	2	2	9/25/32	16	16
Federal Home Loan Mortgage, CMO			Federal National Mortgage Assn. , UMBS
4.00%, 11/15/36	1	1	2.50%, 8/1/31 - 11/1/50	3,302	3,493
6.00%, 3/15/32	30	35	3.00%, 2/1/30 - 7/1/50	18,586	19,856
Federal Home Loan Mortgage, CMO, ARM			3.50%, 11/1/25 - 7/1/50	14,423	15,413
1M USD LIBOR + 0.30%, 0.441%,			4.00%, 12/1/30 - 1/1/50	10,019	10,834
10/15/48	61	61	4.50%, 5/1/22 - 5/1/50	4,941	5,467
1M USD LIBOR + 0.35%, 0.491%,			5.00%, 10/1/21 - 2/1/49	1,738	1,997
12/15/48	949	952
1M USD LIBOR + 0.45%, 0.591%,			5.50%, 11/1/23 - 5/1/44	619	737
10/15/46 - 4/15/49	153	154	6.00%, 3/1/21 - 10/1/40	500	593
1M USD LIBOR + 0.50%, 0.641%,			6.50%, 2/1/32 - 10/1/39	100	117
8/15/46 - 2/15/47	357	360	UMBS, TBA
1M USD LIBOR + 0.55%, 0.70%,			1.50%, 12/1/35 - 12/1/50 (2)	2,955	3,022
10/25/49	1,585	1,596	2.00%, 12/1/35 - 12/1/50 (2)	12,095	12,571
Federal Home Loan Mortgage, CMO, IO			2.50%, 12/1/35 - 12/1/50 (2)	8,120	8,501
3.00%, 12/15/32	401	25	3.00%, 12/1/50 (2)	3,345	3,494

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares		$ Value	Par/Shares		$ Value
(Amounts in 000s)				(Amounts in 000s)
4.00%, 12/1/50 (2)		200	213	4.50%, 12/20/39	4	—
4.50%, 12/1/50 (2)		1,255	1,360	5.00%, 6/20/39	815	12
			108,377	Government National Mortgage Assn. , TBA
				2.00%, 12/20/50 (2)	675	706
				2.50%, 12/20/50 (2)	3,540	3,729

U. S. GOVERNMENT OBLIGATIONS 24.9%						32,497
Government National Mortgage Assn.
3.00%, 9/15/42 - 3/20/50		7,375	7,757
3.50%, 9/15/41 - 2/20/50		6,327	6,876	Total U. S. Government & Agency Mortgage-
				Backed Securities
4.00%, 2/20/40 - 3/20/50		3,514	3,778	(Cost $137,342)		140,874
4.50%, 6/15/39 - 12/20/49		2,339	2,562
5.00%, 1/20/33 - 11/20/48		2,643	2,972
5.50%, 2/20/33 - 3/20/49		1,729	1,938	SHORT-TERM INVESTMENTS 14.7%

6.00%, 9/20/34 - 9/20/38		161	185	MONEY MARKET FUNDS 14.7%
Government National Mortgage
Assn. , ARM, 1Y CMT + 1.50%,				T. Rowe Price Government Reserve
2.875%, 5/20/34		18	19	Fund, 0.09% (3)(4)	19,180	19,180
Government National Mortgage Assn. , CMO				Total Short-Term Investments
3.00%, 11/20/47 - 12/20/47		71	75	(Cost $19,180)		19,180
3.50%, 5/20/49		402	426
4.00%, 7/20/40		37	41
Government National Mortgage Assn. , CMO, ARM				Total Investments in Securities 122.5%
1M USD LIBOR + 0.45%, 0.597%,
2/20/49 - 8/20/49		1,206	1,212	(Cost $156,522)		$160,054
1M USD LIBOR + 0.50%, 0.647%,				Other Assets Less Liabilities (22.5)%		(29,350)
4/20/49		178	178
Government National Mortgage Assn. , CMO, IO				Net Assets 100%		$130,704
3.50%, 4/20/39 - 5/20/43		387	23
4.00%, 5/20/37 - 2/20/43		118	8

‡	Par/Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
	The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including UMBS, currently
	operate under a federal conservatorship.
(2)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $33,596 and represents
	25.7% of net assets.
(3)	Affiliated Companies
(4)	Seven-day yield
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
1Y CMT	One year U. S. Treasury note constant maturity rate
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a
	published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO	Collateralized Mortgage Obligation
IO	Interest-only security for which the fund receives interest on notional principal
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$21	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	2/29/20	Cost	Cost	11/30/20
T. Rowe Price Government Reserve Fund	$12,076	¤	¤	$19,180	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $21 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $19,180.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors;
oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT PORTFOLIO

independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment.
Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 140,874	$ —	$ 140,874
Short-Term Investments	19,180	—	—	19,180
Total	$19,180	$ 140,874	$ —	$ 160,054

[1] Includes U. S. Government & Agency Mortgage-Backed Securities.